Regulatory Matters	12 Months Ended
Dec. 31, 2023
Regulatory Matters [Abstract]
Regulatory Matters	REGULATORY MATTERS
Capital guidelines adopted by federal and state regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of December 31, 2023, the
Bank had positive undivided profits of $176.6 million. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent or that would not be in accordance with guidelines of regulatory authorities.
We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total, Tier 1, and common equity Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can result in certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. In addition, capital adequacy rules include a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets that applies to all supervised financial institutions. To avoid limits on capital distributions and certain discretionary bonus payments we must meet the minimum ratio for adequately capitalized institutions plus the buffer. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2023 and 2022, have our Bank categorized as well capitalized and exceeding the minimum ratio for adequately capitalized institutions plus the capital conservation buffer. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (‘‘FDIC’’) categorization.
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2023
Total capital to risk-weighted assets
Consolidated	$573,972	13.71%	$335,014	8.00%	NA	NA
Independent Bank	521,374	12.46	334,673	8.00	$418,341	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$481,569	11.50%	$251,260	6.00%	NA	NA
Independent Bank	469,023	11.21	251,005	6.00	$334,673	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$443,065	10.58%	$188,445	4.50%	NA	NA
Independent Bank	469,023	11.21	188,254	4.50	$271,922	6.50%

Tier 1 capital to average assets
Consolidated	$481,569	9.03%	$213,227	4.00%	NA	NA
Independent Bank	469,023	8.80	213,180	4.00	$266,475	5.00%

2022
Total capital to risk-weighted assets
Consolidated	$536,549	13.62%	$315,059	8.00%	NA	NA
Independent Bank	480,886	12.22	314,733	8.00	$393,416	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$447,299	11.36%	$236,294	6.00%	NA	NA
Independent Bank	431,685	10.97	236,049	6.00	$314,733	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$408,863	10.38%	$177,221	4.50%	NA	NA
Independent Bank	431,685	10.97	177,037	4.50	$255,720	6.50%

Tier 1 capital to average assets
Consolidated	$447,299	8.86%	$201,875	4.00%	NA	NA
Independent Bank	431,685	8.56	201,820	4.00	$252,275	5.00%
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(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2023 and 2022.
NA - Not applicable
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2023	2022	2023	2022
	(In thousands)
Total shareholders’ equity	$404,449	$347,596	$430,407	$370,418
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	66,344	86,966	66,344	86,966
Goodwill and other intangibles	(30,304)	(30,851)	(30,304)	(30,851)
CECL (1)	2,576	5,152	2,576	5,152
Common equity tier 1 capital	443,065	408,863	469,023	431,685
Qualifying trust preferred securities	38,504	38,436	—	—
Tier 1 capital	481,569	447,299	469,023	431,685
Subordinated debt	40,000	40,000	—	—
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	52,403	49,250	52,351	49,201
Total risk-based capital	$573,972	$536,549	$521,374	$480,886

(1)	We elected the three years CECL transition method for regulatory purposes.